Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
SEGMENT INFORMATION

5 SEGMENT INFORMATION

The Group has three reportable segments: Revenue from subscriptions, Revenue from advertisement, and Revenue from live events. Segments were identified based on the Group’s internal reporting and how the chief operating decision maker (“CODM”) assesses the performance of the business. The Premium service is a paid service in which customers can listen on demand and offline. Revenue for the Premium segment is generated through subscription fees. The Advertisement service is free to the user. The advertisement revenue segment is primarily generated through the sale of advertising across the Group’s content. Revenues from live events are generated from the sale of tickets, food and beverage & sponsorships. Royalty costs are primarily recorded in each segment based on specific rates for each segment agreed with the rights holders. The remaining cost of revenue items that are not specifically associated to either of the segments are allocated based on user activity in each segment. No operating segments have been aggregated to form the reportable segments.

Key financial performance measures of the segments including revenue, cost of revenue, and gross profit are as follows:

	2024	2023	2022
	USD	USD	USD
Revenue from subscription segment
Revenue	64,991,807	24,557,650	27,061,318
Cost of revenue	(92,457,957)	(21,344,236)	(23,541,956)
Segment gross (loss) / profit	(27,466,150)	3,213,414	3,519,362

Revenue from advertisement segment
Revenue	11,221,050	9,900,071	12,057,903
Cost of revenue	(7,444,133)	(3,855,840)	(8,655,196)
Segment gross profit	3,776,917	6,044,231	3,402,707

Revenue from live events segment
Revenue	1,880,548	6,922,719	9,362,794
Cost of revenue	(2,214,126)	(5,888,466)	(6,933,370)
Segment gross (loss) / profit	(333,578)	1,034,253	2,429,424

Consolidated
Revenue from external customers	78,093,405	41,380,440	48,482,015
Cost of revenue	(102,116,216)	(31,088,542)	(39,130,522)
Gross (loss) / profit	(24,022,811)	10,291,898	9,351,493

Reconciliation of gross (loss) / profit

Selling and marketing, operating expenses, finance income, and finance costs are not allocated to individual segments as these are managed on an overall group basis. The reconciliation between reportable segment gross profit to the Group’s loss before tax is as follows:

	2024	2023	2022
	USD	USD	USD

Gross (loss) / profit	(24,022,811)	10,291,898	9,351,493
Selling and marketing expenses	(19,268,175)	(8,369,739)	(11,569,386)
General and administrative expenses	(18,833,432)	(17,080,251)	(17,365,313)
Consultancy and professional fees	(1,215,572)	(1,725,675)	(2,114,707)
Government grants	1,800,478	2,325,960	4,318,726
Impairment of goodwill	(600,000)	-	-
Finance costs	(175,003)	(268,517)	(552,751)
Finance income	538,877	18,959	15,036
Other income	311,611	3,242,597	2,825,374
Share of loss of a joint venture	(8,383)	(213,805)	(283,055)
Loss on liquidation of joint venture	(354,595)	-	-
Fair value change of warrants liabilities	1,624,868	(575,224)	6,697,574
Fair value of embedded derivatives	(609,320)	-	-
Recapitalization expense	-	-	(48,521,756)
Foreign exchange loss, net	(1,009,006)	(2,656,846)	(3,129,330)
Loss before tax	(61,820,463)	(15,010,643)	(60,328,095)

Revenue by market

	2024	2023	2022
	USD	USD	USD
KSA	24,985,212	9,655,639	14,607,994
UAE	14,426,138	11,830,985	12,750,454
Egypt	11,313,462	9,327,477	9,804,094
Qatar	6,540,338	713,111	756,924
Kuwait	6,335,828	1,265,485	1,757,282
Lebanon	2,872,528	3,456,823	3,572,317
Jordan	1,427,499	1,227,705	1,133,807
Others*	9,832,970	3,903,215	4,099,143
	77,733,976	41,380,440	48,482,015

Subscription revenue is attributed to a country based on where the membership originates. Advertising revenue is attributed to a country based on where the advertising campaign is viewed. Live events revenue is attributed to a country based on where the events occurred.

*	There is no individual geographical market other than those disclosed above which would constitute more than 5% of the total revenue.

For a total amount of USD 359,429 during the year ended December 31, 2024, management was unable to allocate the sum to a specific geographical location due to practical constraints.